Subsequent Events	6 Months Ended
Jun. 30, 2013
Subsequent Events
Subsequent Events

15                    Subsequent Events

As of July 11, 2013, the Company signed an amended and restated agreement (effective as of June 30, 2013) with Citibank, ABN Amro, CEXIM and Sinosure, in relation to its $203.4 million credit facility, which aligns its financial covenants, as applicable, with the Company’s Bank Agreement and continues to require the Company to maintain a minimum ratio of the market value of the vessel collateralizing a tranche of the facility to debt outstanding under such tranche of 125% (as described in Note 9, Long-term Debt, to our condensed consolidated financial statements (unaudited) included elsewhere herein).